UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3495

DWS Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Money Market Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 14.9%
Bank of America NA, 5.31%, 4/3/2007	90,682,000	90,682,000
Bank of Nova Scotia, 5.3%, 3/8/2007	40,500,000	40,500,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.3%, 4/5/2007	100,000,000	100,000,000
5.35%, 8/23/2007	222,500,000	222,500,000
Calyon, 5.35%, 8/28/2007	75,000,000	74,999,421
Canadian Imperial Bank of Commerce, 5.4%, 2/15/2008	120,000,000	120,008,855

Credit Agricole SA, 5.355%, 4/30/2007	50,000,000	50,001,980
Five Finance, Inc., 144A, 5.7%, 6/28/2007	3,500,000	3,499,886
HBOS Treasury Services PLC, 5.305%, 4/19/2007	100,000,000	100,000,000
Landesbank Baden Wurttemberg, 5.355%, 4/13/2007	150,000,000	150,000,872
Mizuho Corporate Bank, 5.32%, 4/10/2007	150,000,000	150,000,000
Norinchukin Bank:
5.35%, 8/27/2007	100,000,000	100,000,000
5.36%, 6/22/2007	100,000,000	100,000,000
5.405%, 3/15/2007	64,000,000	64,000,000
Societe Generale:
5.305%, 5/2/2007	90,000,000	90,000,000
5.31%, 4/19/2007	57,900,000	57,886,692
5.32%, 5/11/2007	150,000,000	150,000,000
Toronto Dominion Bank, 5.32%, 6/15/2007	175,000,000	175,000,000
Unicredito Italiano Bank (Ireland) PLC, 5.33%, 3/20/2007	40,000,000	40,000,395
UniCredito Italiano SpA:
5.3%, 7/10/2007	100,000,000	100,000,000
5.315%, 5/8/2007	100,000,000	100,000,000
5.4%, 3/14/2007	75,000,000	75,000,000

Total Certificates of Deposit and Bank Notes (Cost $2,154,080,101)		2,154,080,101
Commercial Paper** 30.8%
Abbey National North America LLC, 5.155%, 6/27/2007	29,600,000	29,099,850
Alliance & Leicester PLC:
5.195%, 4/10/2007	100,000,000	99,422,777
5.235%, 3/2/2007	70,500,000	70,489,748
Anz National International Ltd., 5.18%, 3/28/2007	36,000,000	35,860,140
Bank of America Corp.:
5.235%, 3/15/2007	65,000,000	64,867,671
5.27%, 4/4/2007	104,000,000	103,482,369
BNP Paribas Finance, Inc., 5.21%, 4/11/2007	44,516,000	44,251,859
CAFCO LLC, 5.25%, 4/24/2007	100,000,000	99,212,500
Caisse Nationale des Caisses D'Epargne et Prevoyan, 5.175%, 4/5/2007	125,000,000	124,371,094
CBA (Delaware) Finance, Inc., 5.24%, 4/20/2007	125,000,000	124,090,278
CC (USA), Inc., 5.23%, 3/9/2007	50,000,000	49,941,889
Chariot Funding LLC:
5.23%, 3/5/2007	78,493,000	78,447,387
5.27%, 3/15/2007	101,344,000	101,136,301
Charta, LLC, 5.27%, 3/23/2007	15,000,000	14,951,692
CHI Catholic Health Initiatives:
5.35%, 5/8/2007	30,500,000	30,500,000
5.36%, 6/4/2007	82,500,000	82,500,000
Coca Cola Enterprises, Inc.:
5.27%, 3/15/2007	25,000,000	24,948,764
5.28%, 3/21/2007	25,000,000	24,926,667
Concentrate Manufacturing Co. of Ireland, 5.29%, 3/7/2007	20,000,000	19,982,367
CRC Funding LLC, 5.255%, 4/18/2007	34,500,000	34,258,270
Danske Corp., 5.205%, 4/26/2007	184,500,000	183,006,165
Depfa Bank PLC:
5.19%, 6/29/2007	14,050,000	13,806,935
5.21%, 4/16/2007	72,000,000	71,520,680
DNB Nor Bank ASA, 5.195%, 8/27/2007	150,000,000	146,125,396
Dorada Finance, Inc., 5.23%, 3/9/2007	55,000,000	54,936,078
Five Finance, Inc., 5.205%, 8/28/2007	40,000,000	38,959,000
Galleon Capital LLC, 5.27%, 3/15/2007	35,000,000	34,928,269
Grampian Funding Ltd.:
5.17%, 3/27/2007	136,000,000	135,492,191

5.17%, 3/28/2007	48,000,000	47,813,880
5.195%, 4/10/2007	260,000,000	258,499,222
Greyhawk Funding LLC, 5.21%, 5/9/2007	84,000,000	83,161,190
HBOS Treasury Services PLC, 5.245%, 3/14/2007	56,000,000	55,893,934
Irish Life & Permanent PLC, 5.18%, 7/11/2007	25,000,000	24,525,167
IXIS Commercial Paper Corp., 5.245%, 4/24/2007	50,000,000	49,606,625
JPMorgan Chase & Co., 5.24%, 4/24/2007	123,000,000	122,033,220
Jupiter Securitization Corp., 5.27%, 3/15/2007	75,437,000	75,282,396
K2 (USA) LLC, 5.2%, 4/16/2007	49,600,000	49,270,436
KFW International Finance, Inc., 5.12%, 3/30/2007	4,000,000	3,983,502
MetLife, Inc., 5.25%, 3/12/2007	60,556,000	60,458,858
Monument Gardens Funding LLC, 5.28%, 3/23/2007	50,224,000	50,061,944
Morgan Stanley:
5.18%, 7/27/2007	22,500,000	22,020,850
5.23%, 5/25/2007	15,100,000	14,913,536
Nationwide Building Society, 5.245%, 3/6/2007	22,440,000	22,423,653
Nieuw Amsterdam Receivables Corp.:
5.26%, 3/12/2007	40,000,000	39,935,711
5.27%, 3/23/2007	80,357,000	80,098,206
Northern Rock PLC:
5.2%, 7/2/2007	17,100,000	16,796,190
5.245%, 5/10/2007	55,000,000	54,439,076
5.245%, 5/21/2007	75,000,000	74,114,906
Park Avenue Receivables Co., LLC:
5.26%, 4/10/2007	23,734,000	23,595,288
5.27%, 3/15/2007	56,897,000	56,780,393
Perry Global Funding LLC, Series A, 5.28%, 3/26/2007	151,725,000	151,168,675
Procter & Gamble Co., 5.27%, 3/5/2007	50,000,000	49,970,722
Procter & Gamble International Funding SCA, 5.25%, 4/25/2007	198,800,000	197,205,458
Prudential PLC, 5.245%, 5/8/2007	97,000,000	96,038,999
Scaldis Capital LLC, 5.25%, 5/25/2007	37,485,000	37,020,342
Sheffield Receivables Corp., 5.245%, 5/10/2007	45,000,000	44,541,063
Simba Funding Corp., 5.27%, 3/21/2007	25,000,000	24,926,806
Societe Generale North America, Inc., 5.16%, 4/5/2007	180,000,000	179,097,000
Svenska Handelsbanken, Inc., 5.17%, 3/28/2007	180,000,000	179,302,050
Swedish National Housing Finance Corp.:
5.17%, 4/10/2007	50,000,000	49,712,778
5.18%, 4/4/2007	84,000,000	83,589,053
Tango Finance Corp., 5.265%, 4/25/2007	26,200,000	25,989,254
Valcour Bay Capital Co., LLC:
5.31%, 3/8/2007	33,384,000	33,349,531
5.31%, 5/4/2007	66,616,000	65,987,145

Total Commercial Paper (Cost $4,439,123,396)		4,439,123,396
Master Notes 1.7%
The Bear Stearns Companies, Inc., 5.432% *, 3/1/2007 (a) (Cost $252,500,000)	252,500,000	252,500,000
US Government Sponsored Agencies** 0.0%
Federal Home Loan Mortgage Corp.:
5.075%, 8/20/2007	1,412,000	1,377,763
5.08%, 7/2/2007	11,000	10,809
5.085%, 6/26/2007	2,489,000	2,447,866
International Bank For Reconstruction & Development, 5.185%, 3/8/2007	450,000	449,546

Total US Government Sponsored Agencies (Cost $4,285,984)		4,285,984

Guaranteed Investment Contracts 0.6%
New York Life Insurance Co., 5.425% *, 9/18/2007 (Cost $88,000,000)	88,000,000	88,000,000
Asset Backed 1.7%
Arkle Master Issuer PLC, "1A", Series 2006-1A, 5.3% *, 11/19/2007	100,000,000	100,000,000
Interstar Millennium Trust, "A1", Series 2006-G, 5.3% *, 5/27/2038	32,013,446	32,013,446
Mound Financing No.5 PLC, Series 1A, 5.29% *, 5/8/2007	35,000,000	35,000,000
Steers Mercury III Trust, 144A, 5.34% *, 5/27/2048	71,573,846	71,573,846

Total Asset Backed (Cost $238,587,292)		238,587,292
Promissory Notes 0.9%
The Goldman Sachs Group, Inc., 5.432% *, 3/20/2007 (Cost $128,000,000)	128,000,000	128,000,000
Short-Term Notes* 46.6%
Abbey National Treasury Services PLC, 5.373%, 6/29/2007	25,000,000	25,003,111
Alliance & Leicester PLC, 5.33%, 2/8/2008	80,000,000	80,000,000
American Express Bank FSB:
5.28%, 2/8/2008	45,000,000	45,000,000
5.29%, 8/10/2007	100,000,000	100,000,000
American Express Centurion Bank:
5.28%, 2/28/2008	100,000,000	100,000,000
5.29%, 9/13/2007	50,000,000	50,000,000
5.29%, 10/10/2007	200,000,000	200,000,000
5.4%, 11/16/2007	75,000,000	75,055,068
5.41%, 9/14/2007	70,000,000	70,042,851
American Honda Finance Corp.:
5.33%, 10/30/2007	45,000,000	45,000,000
5.46%, 4/13/2007	19,000,000	19,002,567
Australia & New Zealand Banking Group, Ltd., 5.32%, 6/23/2010	30,000,000	30,000,000
Bank of America NA:
5.315%, 5/25/2007	20,000,000	19,999,729
5.362%, 11/8/2007	15,000,000	14,999,942
Bank of Ireland, 144A, 5.3%, 7/19/2011	75,000,000	75,000,000
Barclays Bank PLC, 5.265%, 4/4/2007	200,000,000	199,996,322
Beta Finance, Inc., 5.41%, 3/15/2007	41,000,000	41,000,710
BMW US Capital LLC:
144A, 5.3%, 10/5/2011	30,000,000	30,000,000
144A, 5.32%, 4/15/2010	45,000,000	45,000,000
BNP Paribas:
5.29%, 6/13/2007	125,000,000	125,000,000
5.3%, 10/3/2007	50,000,000	49,989,101
5.31%, 10/26/2010	89,000,000	89,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.368%, 10/19/2007	150,000,000	150,000,000
Calyon, 5.3%, 10/3/2007	325,500,000	325,452,935
Canadian Imperial Bank of Commerce, 5.39%, 10/26/2007	31,250,000	31,245,083
Carrera Capital Finance LLC, 144A, 5.3%, 2/25/2008	100,000,000	99,995,041
CC (USA), Inc., 144A, 5.33%, 8/28/2007	50,000,000	50,009,595
Commonwealth Bank of Australia, 5.32%, 8/24/2010	40,000,000	40,000,000
Credit Agricole SA, 5.33%, 7/22/2011	200,000,000	200,000,000
Credit Suisse, 5.36%, 4/24/2007	37,000,000	37,000,062
DNB NOR Bank ASA, 5.31%, 5/25/2011	70,000,000	70,000,000
Five Finance, Inc., 144A, 5.33%, 5/25/2007	20,500,000	20,501,496
General Electric Capital Corp., 5.28%, 8/19/2011	75,000,000	75,000,000
HSBC Finance Corp.:
5.33%, 2/6/2012	50,000,000	50,000,000
5.35%, 3/24/2011	115,000,000	115,000,000
HSH Nordbank AG, 144A, 5.33%, 3/20/2008	120,000,000	120,000,000
International Business Machine Corp., 5.33%, 12/8/2010	50,000,000	50,000,000

Intesa Bank Ireland PLC, 5.32%, 7/25/2011	100,000,000	100,000,000
K2 (USA) LLC, 144A, 5.3%, 7/16/2007	54,000,000	53,999,932
Links Finance LLC:
144A, 5.32%, 1/11/2008	90,000,000	90,018,840
144A, 5.325%, 8/15/2007	40,000,000	40,004,447
Merrill Lynch & Co., Inc.:
5.285%, 5/14/2007	100,000,000	100,000,000
5.29%, 7/27/2007	125,000,000	125,000,000
5.33%, 9/15/2010	70,000,000	70,000,000
5.36%, 6/15/2007	60,000,000	60,011,685
5.362%, 5/29/2007	30,000,000	30,000,000
5.4%, 2/3/2009	60,000,000	60,000,000
5.442%, 7/6/2007	50,000,000	50,011,870
5.485%, 7/9/2007	53,000,000	53,027,202
5.54%, 4/20/2007	75,000,000	75,018,165
Metropolitan Life Global Funding I:
144A, 5.34%, 11/9/2007	30,000,000	30,009,045
5.35%, 6/1/2007	20,000,000	20,003,121
Morgan Stanley:
5.31%, 9/10/2007	170,000,000	170,000,000
5.35%, 9/5/2007	250,000,000	250,000,000
National Australia Bank Ltd., 5.29%, 2/15/2008	125,000,000	125,000,000
National City Bank of Cleveland, 5.402%, 5/18/2007	60,000,000	60,004,507
Natixis SA:
144A, 5.35%, 11/9/2011	200,000,000	200,000,000
5.42%, 8/31/2007	100,000,000	100,000,000
Nordea Bank AB, 5.3%, 4/8/2011	45,000,000	45,000,000
Northern Rock PLC:
144A, 5.33%, 10/22/2007	100,000,000	100,000,000
5.34%, 11/5/2007	35,000,000	35,000,000
Rabobank Nederland NV, 144A, 5.32%, 11/15/2011	195,000,000	195,000,000
Royal Bank of Scotland PLC, 144A, 5.365%, 12/21/2007	100,000,000	100,032,944
Skandinaviska Enskilda Banken:
5.27%, 10/3/2007	215,000,000	214,962,212
5.32%, 7/16/2010	55,000,000	55,000,000
5.32%, 2/9/2011	70,000,000	70,000,000
Svenska Handelsbanken AB, 5.29%, 11/21/2007	200,000,000	200,000,000
Tango Finance Corp., 144A, 5.29%, 9/24/2007	50,000,000	49,997,125
The Bear Stearns Companies, Inc., 5.372%, 3/19/2007	170,000,000	170,000,000
The Goldman Sachs Group, Inc.:
5.463%, 3/30/2007	21,135,000	21,136,870
5.472%, 12/28/2007	100,000,000	100,085,451
Toyota Motor Credit Corp.:
5.32%, 2/12/2008	100,000,000	100,000,000
5.335%, 3/22/2007	10,500,000	10,500,155
UniCredito Italiano Bank (Ireland) PLC:
5.33%, 3/9/2011	50,000,000	50,000,000
5.33%, 6/15/2011	185,000,000	185,000,000
144A, 5.33%, 9/16/2011	100,000,000	100,000,000
Wachovia Bank NA, 5.31%, 11/30/2007	56,500,000	56,510,294
Wal-Mart Stores, Inc., 5.26%, 3/28/2007	36,850,000	36,848,740

Total Short-Term Notes (Cost $6,720,476,218)		6,720,476,218
Time Deposits 1.3%
Abbey National PLC, 5.5%, 3/1/2007	7,359,428	7,359,428
Citibank NA, 5.468%, 3/1/2007	177,000,000	177,000,000

Total Time Deposits (Cost $184,359,428)		184,359,428

Municipal Bonds and Notes*** 0.9%
Maryland, State Health & Higher Education Facilities Authority Revenue, Adventist, Series B, 5.35%, 1/1/2035, LaSalle Bank NA (b)	10,930,000	10,930,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue:
Series B, 5.32%, 12/1/2045 (c)	23,400,000	23,400,000
Series C, 5.32%, 12/1/2045 (c)	19,255,000	19,255,000
Series D, 5.32%, 12/1/2046 (c)	48,000,000	48,000,000
Texas, State Product Development Program, Series A, 5.32%, 6/1/2045	20,500,000	20,500,000
Texas, State Small Business, Series B, 5.32%, 6/1/2045	10,000,000	10,000,000

Total Municipal Bonds and Notes (Cost $132,085,000)		132,085,000
Repurchase Agreements 1.0%
Greenwich Capital Markets, Inc., 5.34%, dated 2/28/2007, to be repurchased at $132,019,580 on 3/1/2007 (d)	132,000,000	132,000,000
JPMorgan Securities, Inc., 5.34%, dated 2/28/2007, to be repurchased at $5,000,742 on 3/1/2007 (e)	5,000,000	5,000,000
State Street Bank & Trust Co., 4.89%, dated 2/28/2007, to be repurchased at $1,055,143 on 3/1/2007 (f)	1,055,000	1,055,000

Total Repurchase Agreements (Cost $138,055,000)		138,055,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 14,479,552,419)	100.4	14,479,552,419
Other Assets and Liabilities, Net	(0.4)	(52,338,540)

Net Assets	100.0	14,427,213,879

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2007.

**		Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2007.

(a)		Reset date; not a maturity date.
(b)		Security incorporates a letter of credit from a major bank.
(c)		Bond is insured by the following company:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	0.6

(d)	Collateralized by:

	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	22,126,143	Federal Home Loan Mortgage Corp.	5.0-5.75	7/15/2011-1/15/2016	22,394,213
	23,363,583	Federal National Mortgage Association	5.0-6.52	7/25/2016-9/25/2023	23,530,186
	89,993,828	Government National Mortgage Association	2.709-6.0	4/16/2017-10/20/2036	88,716,951
	Total Collateral Value				134,641,350

(e)	Collateralized by $4,992,022 Government National Mortgage Association, 6.0%, maturing on 12/15/2036 with a value of $5,102,299.
(f)	Collateralized by $1,090,000 US Treasury Bill, 5.02%, maturing on 5/10/2007 with a value of $1,079,100.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Series, a series of DWS Money Market Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Series, a series of DWS Money Market Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007